ACCOUNTING POLICIES - RECONCILIATION IFRS16 (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	$ 142,705	$ 137,842
Non-current lease liabilities	110,515	99,515
Current lease liabilities	$ 45,317	$ 53,184